UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.


1. Name and address of issuer: Mentor Funds, Riverfront Plaza, 901 East Byrd Street, Richmond, Virginia 23219.




2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|

            Mentor Growth Portfolio Class A and B
            Mentor Perpetual Global Portfolio Class A and B
            Mentor Capital Growth Portfolio Class A and B
            Mentor Strategy Portfolio Class A and B
            Mentor Income and Growth Portfolio Class A and B
            Mentor Municipal Income Portfolio Class A and B
            Mentor Quality Income Portfolio Class A and B
            Mentor Short-Duration Income Portfolio Class A and B
            Mentor Balanced Portfolio
            Mentor Institutional U.S. Government Money Market Portfolio Class A


3.       Investment Company Act File Number:  811-6550

         Securities Act File Number:  33-45315



4(a).    Last day of fiscal year for which this Form is filed: September 30,
         1997



4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.



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4(c). |_| Check box if this is the last time the issuer will be filing this
      Form.


5. Calculation of registration fee:


         (i)      Aggregate sale price of securities sold during the               $767,589,172
                  fiscal year pursuant to section 24(f):                           -----------

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                              $274,245,177

         (iii)    Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                  payable to the Commission:                                       $         0


         (iv)     Total available redemption credits[add Items 5(ii)
                  and 5(iii)]:                                                    -$274,245,177
                                                                                  -------------

         (v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:                            $493,343,995
                                                                                   ------------
         (vi)     Redemption credits available for use in future years -- if
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from      $ (       )
                  Item 5(i)]:


         (vii)    Multiplier for determining registration fee (See
                  instruction C.9):                                                  x.000295

         (viii)   Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "O" if no fee is due):                          =$145,536.48

6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
         deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         _______.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                     +$--------


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8.  Total of the amount of the registration fee due plus any interest due
    [line 5(viii) plus line 7]:

                                                                                   =$145,536.48
9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:  12/22/97

                  Method of Delivery:

                                    |X|     Wire Transfer
                                    |_|     Mail or other means

                                   SIGNATURES

      A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of the Trust arising out of this instrument are not binding upon any of the trustees, officers, or shareholders of the Trust individually but are binding only upon the assets and property of the Trust.

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*          /s/ Terry L. Perkins, Treasurer
                                        -------------------------------------
                                             Terry L. Perkins, Treasurer

         Date    12/23/97

  *Please print the name and title of the signing officer below the signature.

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